Borrowings - Additional Information (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2025	Dec. 31, 2024
Short Term Debt [Line Items]
Weighted average interest rates of short-term borrowings	4.30%	5.60%
Weighted average interest rates of long-term borrowings	3.50%	3.90%
Short-term borrowings	¥ 180.0	¥ 49.8
Long-term borrowings	660.0	585.0
Time deposit
Short Term Debt [Line Items]
Collateral amount	¥ 80.0	¥ 50.0